Exploration and Evaluation Interests - Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period	$ 62,414	$ 95,438
Change of estimate to closure and reclamation (Note 15)	24,644	7,420
Additions	35,717	15,466
Write-down	(108)
Reclassified to mineral property plant and equipment on transition to development stage	(104,005)
Sale of royalty		(55,910)
Exploration and evaluation assets at end of period	18,662	62,414
Eskay
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period	44,822	78,488
Change of estimate to closure and reclamation (Note 15)	23,574	6,910
Additions	35,717	15,334
Write-down	(108)
Reclassified to mineral property plant and equipment on transition to development stage	(104,005)
Sale of royalty		(55,910)
Exploration and evaluation assets at end of period		44,822
Snip
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period	1,469	959
Change of estimate to closure and reclamation (Note 15)	1,070	510
Exploration and evaluation assets at end of period	2,539	1,469
Other Properties
Exploration And Evaluation Interests [Line Items]
Exploration and evaluation assets at beginning of period	16,123	15,991
Additions		132
Exploration and evaluation assets at end of period	$ 16,123	$ 16,123